Income Taxes - Summary of Geographical Breakdown of Income(Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Income Tax Disclosure [Abstract]
Dutch	$ (121,803)	$ (58,810)	$ (61,590)
Foreign	23,888	9,459	13,835
Loss before income taxes	$ (97,915)	$ (49,351)	$ (47,755)